Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	9,226,744
Proposed Maximum Offering Price per Unit	43.00
Maximum Aggregate Offering Price	$ 396,749,992.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,791.17
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the shelf registration statement on Form S-3 (File No. 333-279061) filed by the Registrant on May 2, 2024 which was automatically effective paid with the filing of this prospectus supplement. Represents the total number of shares of the Registrant's common stock being registered, including 1,203,488 shares of the Registrant's common stock that the underwriters have an option to purchase.